ING Life Insurance and Annuity Company and its Variable Annuity Account I

Retirement Master

Supplement dated July 17, 2007 to your current variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional
Information (SAI), each dated April 30, 2007, as supplemented. Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and SAI
for future reference.

The Fund Substitution described in supplements dated April 30, 2007 and May 9, 2007 to your
Contract Prospectus, Contract Prospectus Summary and SAI will not be implemented on July 27,
2007 for the contracts offered under this Contract Prospectus. All current and existing allocations to Replaced Funds will continue after this date, and will not be reallocated to Substitute Funds.

X.130822-07B                                                                                                                    July 2007